Employee Benefit Plans (Postretirement Benefit Plans) (Narrative) (Details) - Other Postretirement Benefits Plan [Member] $ in Millions	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	84.00%
Future Amortization of Gain	$ 13
Future amortization of prior service credit	(3)
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months	67
Defined Benefit Plan, Expected Future Benefit Payment, Year Two	64
Defined Benefit Plan, Expected Future Benefit Payment, Year Three	60
Defined Benefit Plan, Expected Future Benefit Payment, Year Four	56
Defined Benefit Plan, Expected Future Benefit Payment, Year Five	53
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter	$ 210